Related Party Transactions (Details) - Schedule of Accounts Payable to Related Parties - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Shexian Ruibo [Member]
Schedule of Accounts Payable to Related Parties [Line Items]
Accounts payable to related parties		$ 3,080